Basis of Preparation and Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Schedule of subsidiaries
	Percentage of equity owned
	2021	2020
Subsidiaries established in Mexico:
Compañía Siderúrgica de Guadalajara, S.A. de C.V.	99.99%	99.99%
Arrendadora Simec, S.A. de C.V.	100.00%	100.00%
Simec International, S.A. de C.V.	100.00%	100.00%
Compañía Siderúrgica del Pacifico, S.A. de C.V.	99.99%	99.99%
Coordinadora de Servicios Siderúrgicos de Calidad, S.A. de C.V. (8)	100.00%	100.00%
Industrias del Acero y del Alambre, S.A. de C.V.	99.99%	99.99%
Procesadora Mexicali, S.A. de C.V.	99.99%	99.99%
Servicios Simec, S.A. de C.V.	100.00%	100.00%
Sistemas de Transporte de Baja California, S.A. de C.V.	100.00%	100.00%
Operadora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V. (8)	100.00%	100.00%
Operadora de Metales, S.A. de C.V. (8)	100.00%	100.00%
Administradora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V.	100.00%	100.00%
CSG Comercial, S.A. de C.V.	99.95%	99.95%
Operadora de Servicios de la Industria Siderúrgica ICH, S.A. de C.V.	100.00%	100.00%
Corporación Aceros DM, S.A. de C.V. and subsidiaries (1)	100.00%	100.00%
Acero Transportes San, S.A. de C.V. (1)	100.00%	100.00%
Simec Acero, S.A. de C.V.	100.00%	100.00%
Corporación ASL, S. A. de C.V.	99.99%	99.99%
Simec International 6, S.A. de C.V. (8)	100.00%	100.00%
Simec International 7, S.A. de C.V.	99.99%	99.99%
Simec International 9, S.A.P.I. de C.V.	100.00%	100.00%
Corporativos G&DL, S.A. de C.V. (8)	100.00%	100.00%
Orge, S.A. de C.V.	99.99%	99.99%
Siderúrgica del Occidente y Pacifico, S.A. de C.V.	100.00%	100.00%
RRLC, S.A.P.I. de C.V.	95.10%	95.10%
Grupo Chant, S.A.P.I. de C.V.	97.61%	97.61%
Aceros Especiales Simec Tlaxcala, S.A. de C.V.	100.00%	100.00%
Gases Industriales de Tlaxcala, S.A. de C.V.	100.00%	100.00%
GSIM de Occidente S.A. de C.V.	100.00%	100.00%
Fundiciones de Acero Estructural, S.A. de C.V.	100.00%	100.00%
Siderúrgicos Noroeste, S.A. de C.V. (9)	100.00%	100.00%
Simec Siderúrgico, S.A. de C.V. (2)	100.00%	100.00%
Subsidiaries established in foreign countries:
SimRep Corporation and Subsidiaries (3) (4) (5)	99.41%	99.41%
Pacific Steel, Inc. (4)	100.00%	100.00%
Pacific Steel Projects, Inc. (4)	100.00%	100.00%
Simec Steel, Inc. (4)	100.00%	100.00%
Simec USA, Corp. (4)	100.00%	100.00%
Undershaft Investments, NV. (6)	100.00%	100.00%
GV do Brasil Industria e Comercio de Aço LTDA (7)	100.00%	100.00%
Companhia Siderurgica do Espiritu Santo S.A. (2) (7)	100.00%	100.00%

Schedule of relevant exchange rates used
Current exchange rate as of December 31, 2021	20.52
Current exchange rate as of December 31, 2020	19.95

Average exchange rate for the year ended December 31, 2021 (*)	20.28
Average exchange rate for the year ended December 31, 2020 (*)	21.49

Current exchange rate as of May 17, 2022	20.14

Schedule of estimated useful lives of assets
Years
Buildings	10 to 65
Machinery and equipment	5 to 40
Transportation equipment	4
Furniture, chattels and computer equipment	3 to 10